Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Summary of company's share option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	413,175	$19.58	5.79	$54,815
Granted	310,000	105.06	-	-
Exercised	(14,902)	21.08	-	868
Forfeited	(8,491)	89.81	-	-

Outstanding as of June 30, 2022	699,782	$56.78	7.08	$5,547

Exercisable at end of period	330,020	$16.34	4.76	$4,585

Summary of the RSUs activity
Six months ended
June 30, 2022

Unvested as of January 1, 2022	684,666
Granted	239,293
Vested	(160,840)
Forfeited	(49,974)
Unvested as of June 30, 2022	713,145

Schedule of share-based compensation expense
	Six months ended June 30,
	2022	2021

Cost of products	$1,056	$619
Cost of services	846	499
Research and development	2,457	1,071
Seles and marketing	3,300	2,333
General and administrative	3,120	2,377

Total share-based compensation expense	$10,779	$6,899